Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 17, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Stock-Based Compensation [Line Items]
Amortized amount (in Dollars)		$ 0	$ 7	$ 20	$ 33
Deferred compensation (in Dollars)
Percentage grants		75.00%
Stock option granted (in Shares)				801,354	120,821
Stock options granted expiration period				10 years	10 years
Exercise price lower		$ 16.37
Exercise price upper		20.82
Exercise price			$ 3.13
Fair value exercise price number of options per share		$ 16.72	$ 2.53	$ 6.53	$ 2.52
Stock-based compensation expenses (in Dollars)				$ 1,900	$ 732
Unrecognized stock-based compensation (in Dollars)		$ 7,200		$ 4,100
Exercise price decrease per share					$ 2.99
Number of shares issued (in Shares)	1,700,000
Average expected recognition period				2 years
Excess of fair value price per share				$ 16.37	$ 3.59
Stock Options [Member]
Stock-Based Compensation [Line Items]
Granted RSUs shares (in Shares)		76,403
Vested shares (in Shares)		2,903
Percentage grants		25.00%
Stock-based compensation expenses (in Dollars)			$ 167
Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expenses (in Dollars)		$ 1,100
Restricted Stock [Member]
Stock-Based Compensation [Line Items]
Granted RSUs shares (in Shares)		76,403
Vested shares (in Shares)		2,903		10,597	64,696
Consulting expense (in Shares)					20,000
Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted (in Shares)		157,906	12,000
Stock options granted expiration period		10 years
Fair value exercise price number of options per share		$ 16.1	$ 3.17
Average expected recognition period		1 year 9 months 18 days
Number of shares issued (in Shares)				78,000
Common Stock Options [Member]
Stock-Based Compensation [Line Items]
Average expected recognition period				1 year 6 months
Board of Directors [Member]
Stock-Based Compensation [Line Items]
Stock options granted expiration period					10 years
Board of Directors [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted (in Shares)		157,906
Consultant [Member]
Stock-Based Compensation [Line Items]
Stock option granted (in Shares)					100,821
Stock options granted expiration period			10 years
Number of shares issued (in Shares)				723,354
Consultant [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock option granted (in Shares)			12,000,000
Director [Member]
Stock-Based Compensation [Line Items]
Stock options granted expiration period				10 years
Minimum [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share					$ 2.5
Minimum [Member] | Board of Directors [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share				$ 2.97
Minimum [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share				5.93
Maximum [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share					$ 3.9
Maximum [Member] | Board of Directors [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share				3.51
Maximum [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share				$ 18.99